Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,449,657.80
Previously Paid Amount	0.00
Total Fee Amount	15,529.30
Total Offset Amount	0.00
Net Fee	$ 15,529.30